LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Narrative (Details)		1 Months Ended	12 Months Ended
	Feb. 01, 2022 USD ($) Percent shares	Apr. 23, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Oct. 27, 2022 USD ($)
Long Term Loan
Repayments of borrowings			$ 0	$ 0	$ 5,000,000
Credit agreement description		(i) provided a waiver of certain defaults or potential defaults, (ii) permitted the Company to make its interest payments for 2023 on a PIK basis if its cash balance is less than $12.5 million, (iii) temporarily reduced the Company’s minimum cash requirement from $10 million to $8 million and $7 million for the months of April and May 2023, respectively, and thereafter to $10 million, in each case plus an amount sufficient to cover its and its subsidiaries’ accounts payable that are past 60 days due, (iv) increased the interest rate of the loan to Secured Overnight Financing Rate (“SOFR”) + 9.50% (with a 3% SOFR floor) and (v) provided for certain additional reporting obligations by the Company.
Finance income			266,000	$ 83,000	$ 17,000
MDA Agreement
Long Term Loan
Minimum cash						$ 10,000,000
Prepayment Amount			10,000,000
Number of shares issued | shares						5,100,000
Finance income			2,500,000
MDA Agreement | Private Placements [Member]
Long Term Loan
Number of shares issued | shares						1,000,000
Risk Free Interest Rate
Long Term Loan
Debt instrument measurement input | Percent	1.16
Expected volatility rate
Long Term Loan
Debt instrument measurement input | Percent	50
Long Term Loan | Francisco Partners L.P
Long Term Loan
Loan amount received	$ 55,000,000
Qualified Public Offering Term	12 months
Interest rate (as a percent)	9.5
Basis points of increase in interest rate	100
Pay in kind interest payable company completes QPO (as a percent)	100.00%
PIK interest									$ 3,988,000
Shares issued | shares	808,907
Repayments of borrowings	$ 19,100,000
Repayment of debt to shareholder	5,300,000
Repayment of debt to financial institutions	13,800,000
Fair value of loan	50,073,000
Long Term Loan | Francisco Partners L.P | Level 3
Long Term Loan
Issuance shares	$ 1,978
Long Term Loan | Francisco Partners L.P | Year one
Long Term Loan
Pay in kind interest payable (as a percent)	100.00%
Long Term Loan | Francisco Partners L.P | Year Two
Long Term Loan
Pay in kind interest payable (as a percent)	75.00%
Long Term Loan | Francisco Partners L.P | Thereafter
Long Term Loan
Pay in kind interest payable (as a percent)	50.00%
Long Term Loan | Francisco Partners L.P | Minimum
Long Term Loan
Loan term	2 years 6 months
Long Term Loan | Francisco Partners L.P | Maximum
Long Term Loan
Loan term	4 years
Interest rate adjustment (as a percent)	11.50%
Credit Agreement
Long Term Loan
Cash balance		$ 12,500,000				$ 10,000,000	$ 7,000,000	$ 8,000,000
Minimum cash			$ 10,000,000
Credit Agreement | Minimum
Long Term Loan
Secured overnight financing rate		3.00%
Credit Agreement | Maximum
Long Term Loan
Secured overnight financing rate		9.50%